Financial Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Consolidated entity
Disclosure of financial debt [Line Items]
Non-current	€ 7,802	€ 7,607
Current	554	616
Total Financial Debt	8,356	8,223
Fair value.
Disclosure of financial debt [Line Items]
Recoverable cash advances - Non-current	7,656	7,419
Recoverable cash advances - Current	471	491
Total recoverable cash advances	8,127	7,910
Other loan - Non-current	146	188
Other loan - Current	83	125
Total other loans	€ 229	€ 313